LEASES - Lease liabilities (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Present value of liabilities	R$ 6,787,997	R$ 6,972,915	R$ 6,243,782
Lands and farms
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	12.62%
Maturity (2)	April/2053
Present value of liabilities	R$ 4,120,231
Machinery and equipment
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.65%
Maturity (2)	April/2035
Present value of liabilities	R$ 232,851
Buildings
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.27%
Maturity (2)	March/2031
Present value of liabilities	R$ 137,989
Ships and boats
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.25%
Maturity (2)	February/2039
Present value of liabilities	R$ 2,258,061
Vehicles
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.10%
Maturity (2)	November/2028
Present value of liabilities	R$ 38,865